Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000229231 [Member]
Shareholder Report [Line Items]
Fund Name	Discipline Fund ETF
Class Name	Discipline Fund ETF
Trading Symbol	DSCF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Discipline Fund ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://disciplinefunds.com/dscf/.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://disciplinefunds.com/dscf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund provides a globally diversified portfolio with an allocation to stocks and bonds (through the Fund’s investment in broad-based ETFs) over a moderate time horizon. During the fiscal year ended July 31, 2025, the Fund outperformed shorter duration aggregate bond indices but underperformed longer duration stock indices due to the Fund’s defined duration strategy, which targets a ten-year duration. This is in line with our broader expectations of long-term returns, given that the Fund will never be as aggressive as a pure equity portfolio or as conservative as a pure bond portfolio.
During the period, the Fund's extensive diversification helped stabilize the performance as interest rates remained broadly stable and international stocks outperformed US stocks. The Fund's broad diversification was especially helpful during the turmoil of the tariff uncertainty in early 2025 during which the global stock market became unstable and US government bonds and international stocks outperformed as the US Dollar declined significantly. Given the Fund's 10 year target defined duration this broad diversification will continue to play an important role in helping to create a stable style of return across uncertain market environments.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Three Year	Since Inception (9/20/2021)
Discipline Funds ETF - NAV	4.94%	4.54%	0.60%
Solactive US Aggregate Bond Index	3.03%	1.25%	(1.56)%
Solactive GBS Global Markets All Cap USD Index	15.55%	15.09%	8.31%
Custom blended benchmark[1]	8.31%	7.26%	2.69%
Solactive GBS Emerging Markets Large & Mid Cap NTR Index	16.56%	10.93%	2.99%
Solactive GBS Developed Markets ex North America Large NTR Index	12.76%	13.48%	5.82%
Solactive GBS United States 1000 NTR Index	16.15%	16.49%	10.43%
Solactive US Aggregate Bond Index	3.03%	1.25%	(1.56)%
[1]20.25% Solactive GBS United States 1000 NTR Index, 20.25% Solactive GBS Developed Markets ex North America Large & Mid Cap NTR Index, 4.5% Solactive GBS Emerging Markets Large & Mid Cap Index NTR Index, 55% Solactive US Aggregate Bond Index.

The Solactive US Aggregate Bond Index and the Solactive GBS Global Markets All Cap Index are provided as broad measures of market performance. The Custom Blended Benchmark is provided as a measure of the Fund’s investment strategy and universe.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://disciplinefunds.com/dscf/ for more recent performance information.

Performance Inception Date	Sep. 20, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 53,282,573
Holdings Count | holding	8
Advisory Fees Paid, Amount	$ 184,701
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$53,282,573	Advisory Fees	$184,701
# of Portfolio Holdings	8	Fees Waived and/or Expenses Reimbursed	$18,838
Portfolio Turnover Rate*	2%	Net Advisory Fees Paid	$165,863
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

FUND HOLDINGS (as a % of Net Assets)
Equity Funds		Bond Funds
SPDR Portfolio Developed World ex-US ETF	15.1%	Vanguard Intermediate-Term Treasury ETF	26.8%
Vanguard Value ETF	9.8%	Vanguard Short-Term Treasury ETF	20.0%
Vanguard S&P 500 ETF	5.3%	Vanguard Long-Term Treasury ETF	19.2%
Vanguard FTSE Emerging Markets ETF	3.5%